GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

October 16, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

RE:  Baylake Corp.

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Baylake Corp. (the “Company”), please find Amendment No. 2 to the Company’s Registration Statement on Form S-4 (File No. 333-205127) (the “Registration Statement”).

If you have any questions regarding this filing, please do not hesitate to contact me at 414-287-9663.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A. Bausch

cc:   Robert J. Cera

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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